Baird Short-Term Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 50.0%	Par	Value
Financials - 24.8%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$34,188,000	$33,662,661
4.80%, 04/18/2026 (a)	12,400,000	12,152,340
6.58% to 10/13/2025 then 1 yr. CMT Rate + 1.55%, 10/13/2026 (Callable 10/13/2025) (a)	5,000,000	5,050,008
AerCap Holdings NV
4.45%, 10/01/2025 (Callable 08/01/2025)	18,937,000	18,639,775
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,084,995
6.45%, 04/15/2027 (Callable 03/15/2027) (a)	15,773,000	16,200,465
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,119,811
AIB Group PLC, 7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	7,000,000	7,183,494
Air Lease Corp., 2.20%, 01/15/2027 (Callable 12/15/2026)	2,817,000	2,591,926
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026 (Callable 05/01/2025)	30,300,000	30,121,358
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,301,472
ASB Bank Ltd., 5.35%, 06/15/2026 (a)	46,375,000	46,428,172
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,169,251
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/2026 (a)	13,000,000	12,686,677
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026) (a)	6,983,000	6,382,220
3.50%, 11/01/2027 (Callable 07/01/2027) (a)	13,000,000	12,103,769
Banco Santander SA
2.75%, 05/28/2025	15,423,000	14,902,266
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,463,597
Bank of America Corp.
0.98% to 04/22/2024 then SOFR + 0.69%, 04/22/2025 (Callable 04/22/2024)	45,000,000	44,866,713
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	10,000,000	9,912,045
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	14,715,378
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	27,350,000	27,508,939
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	23,084,000	21,098,314
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027 (Callable 04/26/2026)	7,475,000	7,442,014
Bank of Nova Scotia, 4.75%, 02/02/2026	24,600,000	24,422,870
Banque Federative du Credit Mutuel SA
4.52%, 07/13/2025 (a)	20,000,000	19,806,847
4.94%, 01/26/2026 (a)	16,675,000	16,570,984
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	27,787,000	26,937,687
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	8,000,000	7,960,402
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,653,350
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	10,000,000	10,034,136
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	6,889,728
BNP Paribas SA
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	12,500,000	12,019,763
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	7,000,000	6,484,124
BPCE SA
4.63%, 07/11/2024 (a)	5,294,000	5,265,254
5.15%, 07/21/2024 (a)	17,675,000	17,600,778
4.50%, 03/15/2025 (a)	6,970,000	6,866,687
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (a)	15,000,000	15,321,262
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	15,000,000	14,294,744
Capital One Financial Corp.
2.64% to 03/03/2025 then SOFR + 1.29%, 03/03/2026 (Callable 03/03/2025)	10,000,000	9,720,555
4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	28,000,000	27,819,233
Centene Corp., 4.25%, 12/15/2027 (Callable 04/17/2024)	15,000,000	14,310,045
Charles Schwab Corp., 5.88%, 08/24/2026 (Callable 07/24/2026)	30,000,000	30,498,769
Citigroup, Inc.
0.98% to 05/01/2024 then SOFR + 0.67%, 05/01/2025 (Callable 05/01/2024)	15,000,000	14,934,460
1.28% to 11/03/2024 then SOFR + 0.53%, 11/03/2025 (Callable 11/03/2024)	15,000,000	14,591,777
5.61% to 09/29/2025 then SOFR + 1.55%, 09/29/2026 (Callable 09/29/2025)	15,000,000	15,027,549
Citizens Bank NA, 4.12% to 05/23/2024 then SOFR + 1.40%, 05/23/2025 (Callable 05/23/2024)	12,230,000	12,182,650
CNO Global Funding, 1.65%, 01/06/2025 (a)	15,000,000	14,492,693
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026) (a)	7,000,000	6,383,472
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	6,390,000	6,085,707
Corebridge Global Funding, 5.75%, 07/02/2026 (a)	39,000,000	39,051,160
Credit Agricole SA
4.38%, 03/17/2025 (a)	20,341,000	20,028,708
5.59%, 07/05/2026 (a)	26,000,000	26,208,409
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025 (Callable 12/20/2024) (a)(b)	6,743,000	6,609,618
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025) (a)	18,000,000	18,069,927
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	15,000,000	14,124,007
6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026 (Callable 09/22/2025) (a)	5,000,000	5,049,124
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027) (a)	5,000,000	5,012,705
Deutsche Bank AG
1.45% to 04/01/2024 then SOFR + 1.13%, 04/01/2025 (Callable 04/02/2024)	14,500,000	14,500,000
4.16%, 05/13/2025	7,000,000	6,896,816
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025 (Callable 11/26/2024)	12,200,000	12,033,430
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	2,000,000	2,055,706
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	9,450,000	8,635,707
Deutsche Bank AG/New York NY, 5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	4,000,000	3,996,977
Discover Bank
4.25%, 03/13/2026	6,955,000	6,771,034
3.45%, 07/27/2026 (Callable 04/27/2026)	7,500,000	7,135,833
5.97% to 08/09/2028 then 5 Yr. Mid Swap Rate USD + 1.73%, 08/09/2028	11,000,000	10,942,488
Discover Financial Services
3.75%, 03/04/2025 (Callable 12/04/2024)	13,305,000	13,064,576
4.50%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,336,193
DNB Bank ASA, 5.90% to 10/09/2025 then SOFR + 1.95%, 10/09/2026 (Callable 10/09/2025) (a)	47,550,000	47,782,768
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/2025 (a)	34,475,000	34,054,872
5.28% (SOFR + 1.09%), 01/23/2026 (Callable 01/23/2025) (a)	15,000,000	14,928,421
First Citizens Bancshares, Inc., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025 (Callable 09/27/2024)	2,340,000	2,291,183
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	20,000,000	19,825,455
Goldman Sachs Group, Inc., 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026 (Callable 08/10/2025)	33,000,000	33,113,741
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/2025 (Callable 05/01/2025) (a)	6,465,000	6,168,131
HSBC Holdings PLC
3.00% to 03/10/2025 then SOFR + 1.43%, 03/10/2026 (Callable 03/10/2025)	7,000,000	6,820,642
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	16,800,000	16,955,709
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	14,294,000	13,784,768
Huntington National Bank, 5.70% to 11/18/2024 then SOFR + 1.22%, 11/18/2025 (Callable 11/18/2024)	37,350,000	37,135,601
ING Groep NV
1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	12,000,000	11,141,466
6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	23,317,000	23,611,431
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	12,000,000	11,567,473
Jackson National Life Global Funding, 5.50%, 01/09/2026 (a)	15,000,000	14,937,062
Jefferies Group LLC
4.85%, 01/15/2027	23,000,000	22,825,943
6.45%, 06/08/2027	2,380,000	2,454,675
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	4,300,000	4,008,552
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,205,360
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	14,951,142
KeyCorp, 3.88% to 05/23/2024 then SOFR + 1.25%, 05/23/2025 (Callable 05/23/2024)	7,000,000	6,968,647
Kimco Realty Corp., 3.85%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,875,723
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (a)	2,093,000	2,137,436
7.88%, 10/15/2026 (a)	9,330,000	9,728,467
Lloyds Banking Group PLC
3.51% to 03/18/2025 then 1 yr. CMT Rate + 1.60%, 03/18/2026 (Callable 03/18/2025)	15,000,000	14,676,584
4.72% to 08/11/2025 then 1 yr. CMT Rate + 1.75%, 08/11/2026 (Callable 08/11/2025)	6,000,000	5,927,762
5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	23,000,000	23,219,851
LPL Holdings, Inc., 4.63%, 11/15/2027 (Callable 04/04/2024) (a)	20,927,000	20,070,891
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	14,505,000	14,400,736
Macquarie Bank Ltd., 4.88%, 06/10/2025 (a)	16,375,000	16,191,102
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025) (a)	12,000,000	11,939,334
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (a)	25,000,000	22,720,193
Met Tower Global Funding, 5.40%, 06/20/2026 (a)	47,200,000	47,410,944
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026 (Callable 07/17/2025)	15,000,000	14,836,960
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027 (Callable 01/28/2026)	19,000,000	18,931,724
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	25,000,000	25,226,650
Nationwide Building Society
4.00%, 09/14/2026 (a)	34,021,000	32,641,904
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	18,400,000	18,883,104
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	30,000,000	30,155,742
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,052,775
Nomura Holdings, Inc.
5.10%, 07/03/2025	10,000,000	9,936,465
1.85%, 07/16/2025	34,050,000	32,444,554
Nordea Bank AB, 4.75%, 09/22/2025 (a)	20,000,000	19,859,364
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,767,691
Pricoa Global Funding I, 5.55%, 08/28/2026 (a)	10,000,000	10,120,113
Principal Life Global Funding II, 5.00%, 01/16/2027 (a)	15,850,000	15,852,345
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	20,000,000	20,014,856
Prudential Insurance Co. of America/The, 8.30%, 07/01/2025 (a)	7,000,000	7,176,670
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	9,418,000	9,233,808
5.24%, 02/02/2026 (a)	36,000,000	35,629,554
Royal Bank of Canada
4.88%, 01/12/2026	32,300,000	32,192,671
5.20%, 07/20/2026	20,000,000	20,067,647
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	7,695,864
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,597,172
Skandinaviska Enskilda Banken AB
3.70%, 06/09/2025 (a)	14,675,000	14,418,074
5.13%, 03/05/2027 (a)	10,000,000	10,016,723
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026) (a)	15,400,000	14,057,923
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	10,000,000	9,695,209
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,165,000
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	5,000,000	4,617,206
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)	25,000,000	24,835,518
Standard Chartered PLC
1.82% to 11/23/2024 then 1 yr. CMT Rate + 0.95%, 11/23/2025 (Callable 11/23/2024) (a)	28,000,000	27,244,177
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	8,700,000	8,479,375
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026) (a)	8,000,000	8,088,868
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	20,125,000	20,196,209
3.01%, 10/19/2026	12,000,000	11,390,085
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026 (a)	22,400,000	22,591,833
5.20%, 03/07/2027 (a)	10,000,000	10,010,836
Swedbank AB, 5.47%, 06/15/2026 (a)	47,475,000	47,691,867
Synchrony Bank
5.40%, 08/22/2025 (Callable 07/22/2025)	5,000,000	4,956,129
5.63%, 08/23/2027 (Callable 07/23/2027)	6,367,000	6,250,571
Synchrony Financial
4.25%, 08/15/2024 (Callable 05/15/2024)	9,000,000	8,942,381
4.88%, 06/13/2025 (Callable 05/13/2025)	15,000,000	14,778,573
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	31,353,000	31,051,803
Toronto-Dominion Bank, 5.53%, 07/17/2026	20,000,000	20,179,215
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (Callable 05/12/2025) (a)	12,000,000	11,831,751
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	5,000,000	4,794,206
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	9,000,000	9,030,979
UBS Group Funding Switzerland AG, 4.13%, 09/24/2025 (a)	9,454,000	9,261,117
US Bancorp
5.73% to 10/21/2025 then SOFR + 1.43%, 10/21/2026 (Callable 10/21/2025)	20,000,000	20,110,584
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	25,000,000	25,896,209
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024 (Callable 06/17/2024) (a)	6,912,000	6,821,728
Wells Fargo & Co.
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	25,000,000	24,539,052
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	1,500,000	1,444,701
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	5,000,000	4,936,872
Westpac New Zealand Ltd., 5.13%, 02/26/2027 (a)	25,000,000	25,011,649
		2,406,971,725
Industrials - 23.0%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	9,985,953
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,365,292
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,061,761
Anglo American Capital PLC
5.38%, 04/01/2025 (Callable 03/01/2025) (a)	13,250,000	13,157,380
4.88%, 05/14/2025 (a)	956,000	946,108
4.00%, 09/11/2027 (a)	3,184,000	3,039,614
ArcelorMittal
6.13%, 06/01/2025	1,413,000	1,421,786
4.55%, 03/11/2026	4,000,000	3,934,988
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	33,034,000	30,084,112
4.38%, 08/15/2027 (Callable 04/17/2024) (a)	2,052,000	1,969,382
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,302,091
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,620,346
Bayer US Finance II LLC, 5.50%, 08/15/2025 (a)	4,000,000	3,968,801
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (a)	10,000,000	10,086,475
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	2,500,000	2,393,974
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 05/02/2024) (a)	16,968,000	16,631,088
Boardwalk Pipelines LP, 4.95%, 12/15/2024 (Callable 09/15/2024)	16,716,000	16,616,129
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025) (a)	30,041,000	29,382,789
Broadcom, Inc., 3.15%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,836,926
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025 (Callable 07/17/2025)	5,006,000	4,742,421
Campbell Soup Co., 5.20%, 03/19/2027	7,000,000	7,020,308
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)	1,560,000	1,476,754
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 (Callable 06/01/2024)	2,958,000	2,944,758
4.13%, 05/01/2025 (Callable 05/02/2024)	19,810,000	19,426,292
Celanese US Holdings LLC
6.05%, 03/15/2025	10,817,000	10,832,539
6.17%, 07/15/2027 (Callable 06/15/2027)	10,451,000	10,647,275
Charter Communications Operating LLC
4.91%, 07/23/2025 (Callable 04/23/2025)	18,000,000	17,783,441
6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	13,962,172
CNH Industrial Capital LLC, 5.45%, 10/14/2025	15,000,000	15,029,422
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026) (a)	7,000,000	7,078,093
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,273,683
Crestwood Equity Partners LP, 5.63%, 05/01/2027 (Callable 04/17/2024) (a)	7,800,000	7,772,712
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	18,457,531
CVS Pass-Through Trust
5.88%, 01/10/2028	3,938,000	3,862,422
6.04%, 12/10/2028	17,352,611	17,527,779
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026 (a)	11,825,000	11,783,618
DCP Midstream LLC, 5.38%, 07/15/2025 (Callable 04/15/2025)	22,862,000	22,777,120
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	48,650,000	44,388,866
eBay, Inc., 5.90%, 11/22/2025 (Callable 10/22/2025)	20,000,000	20,149,380
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	14,147,000	13,814,373
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	14,490,000	14,663,350
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	20,000,000	20,061,103
Enbridge, Inc., 5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,132,526
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,143,157
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	4,891,084
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,088,150
Ferguson Finance PLC, 4.25%, 04/20/2027 (Callable 03/20/2027) (a)	3,100,000	3,027,625
Flex Ltd.
4.75%, 06/15/2025 (Callable 03/15/2025)	18,999,000	18,784,826
3.75%, 02/01/2026 (Callable 01/01/2026)	28,600,000	27,739,953
FMC Corp., 5.15%, 05/18/2026 (Callable 04/18/2026)	37,735,000	37,504,975
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	25,651,736
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,078,678
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 07/17/2024) (a)	18,720,000	18,560,504
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026) (a)	15,950,000	14,427,439
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000,000	29,457,219
2.75%, 06/20/2025 (Callable 05/20/2025)	7,302,000	7,057,508
5.40%, 04/06/2026	10,000,000	10,006,868
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,167,386
Glencore Funding LLC
1.63%, 09/01/2025 (Callable 08/01/2025) (a)	20,000,000	18,931,981
5.34%, 04/04/2027 (a)	29,875,000	29,871,811
Global Payments, Inc.
2.65%, 02/15/2025 (Callable 01/15/2025)	30,361,000	29,580,849
2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,228,825
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	30,525,000	29,104,080
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025) (a)	27,407,000	26,946,421
6.19%, 11/01/2025 (a)	13,720,000	13,771,774
HCA, Inc., 5.38%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,250,002
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	25,000,000	23,757,563
HF Sinclair Corp.
5.88%, 04/01/2026 (Callable 01/01/2026)	32,216,000	32,439,266
6.38%, 04/15/2027 (Callable 04/15/2024) (a)	7,395,000	7,441,880
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025 (Callable 04/01/2025)	48,626,000	47,691,518
Hyatt Hotels Corp., 5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,326,228
Hyundai Capital America
1.80%, 10/15/2025 (Callable 09/15/2025) (a)	5,557,000	5,252,722
5.50%, 03/30/2026 (a)	20,000,000	20,021,272
5.65%, 06/26/2026 (a)	20,000,000	20,070,805
Illumina, Inc., 5.80%, 12/12/2025 (Callable 11/12/2025)	42,700,000	42,765,810
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	8,145,000	7,712,273
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (Callable 09/01/2025) (a)	22,000,000	20,594,838
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,101,185
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025 (a)	5,000,000	4,877,300
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	48,000,000	44,003,479
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,151,941
Leidos, Inc., 3.63%, 05/15/2025 (Callable 04/15/2025)	10,675,000	10,437,567
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,729,847
Lowe's Cos., Inc., 4.40%, 09/08/2025	7,000,000	6,915,877
Lundin Energy Finance BV, 2.00%, 07/15/2026 (Callable 06/15/2026) (a)	538,000	497,342
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/2025 (a)	10,000,000	10,028,593
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	2,090,000	2,042,240
Mondelez International Holdings Netherlands BV, 4.25%, 09/15/2025 (a)	12,000,000	11,810,688
National Fuel Gas Co.
5.20%, 07/15/2025 (Callable 04/15/2025)	18,825,000	18,727,669
5.50%, 10/01/2026	18,750,000	18,759,690
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (a)	12,000,000	11,728,665
6.95%, 09/15/2026 (a)	5,000,000	5,135,887
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025) (a)	5,291,000	5,101,495
Nutrien Ltd., 5.95%, 11/07/2025	8,000,000	8,067,342
Occidental Petroleum Corp., 8.50%, 07/15/2027 (Callable 01/15/2027)	22,992,000	24,933,444
OCI NV, 4.63%, 10/15/2025 (Callable 05/02/2024) (a)	16,287,000	15,909,983
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	10,000,000	10,095,150
Oracle Corp., 5.80%, 11/10/2025	12,000,000	12,101,185
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	8,000,000	7,835,410
5.75%, 05/24/2026 (Callable 04/24/2026) (a)	14,275,000	14,381,190
5.35%, 01/12/2027 (Callable 12/12/2026) (a)	12,000,000	12,013,197
4.20%, 04/01/2027 (Callable 01/01/2027) (a)	1,825,000	1,772,909
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 (Callable 09/15/2024)	10,881,000	10,690,324
Pioneer Natural Resources Co., 5.10%, 03/29/2026	7,000,000	6,992,868
POSCO
4.38%, 08/04/2025 (a)	15,000,000	14,767,090
5.63%, 01/17/2026 (a)	10,000,000	10,024,939
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 05/02/2024) (a)	18,106,000	16,880,224
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,789,631
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	25,839,000	25,454,254
Regal Rexnord Corp., 6.05%, 02/15/2026 (a)	30,375,000	30,543,345
Renesas Electronics Corp.
1.54%, 11/26/2024 (Callable 10/26/2024) (a)	34,180,000	33,181,560
2.17%, 11/25/2026 (Callable 10/25/2026) (a)	809,000	739,849
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	1,000,000	940,720
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,235,837
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,443,118
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026 (Callable 12/31/2025)	11,000,000	11,091,053
Sherwin-Williams Co., 4.25%, 08/08/2025	7,000,000	6,897,869
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (a)	7,000,000	6,412,762
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	13,000,000	13,144,131
5.50%, 01/16/2027 (a)	15,000,000	14,998,426
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	10,016,513
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	5,852,000	5,989,787
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027) (a)	15,000,000	15,055,138
Southern Copper Corp., 3.88%, 04/23/2025	15,534,000	15,221,610
Sprint LLC, 7.63%, 03/01/2026 (Callable 11/01/2025)	6,189,000	6,394,784
Synnex Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	1,500,000	1,371,701
Tapestry, Inc., 7.05%, 11/27/2025	4,000,000	4,083,642
TC PipeLines LP, 4.38%, 03/13/2025 (Callable 12/13/2024)	31,166,000	30,765,243
Timken Co., 3.88%, 09/01/2024 (Callable 06/01/2024)	18,952,000	18,821,577
T-Mobile USA, Inc., 2.63%, 04/15/2026 (Callable 04/12/2024)	6,000,000	5,701,915
Triton Container International Ltd.
1.15%, 06/07/2024 (Callable 05/07/2024) (a)	22,930,000	22,724,502
2.05%, 04/15/2026 (Callable 03/15/2026) (a)	23,688,000	21,832,230
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,106,008
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	33,563,000	32,437,767
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027) (a)	8,395,000	8,879,191
VICI Properties LP, 4.38%, 05/15/2025	10,000,000	9,830,070
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026) (a)	49,121,000	45,632,989
Volkswagen Group of America Finance LLC, 5.70%, 09/12/2026 (a)	35,000,000	35,364,315
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	15,740,647
Weir Group PLC/The, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	50,194,000	46,603,938
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	52,570,000	51,381,428
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	1,692,000	1,655,578
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	30,724,000	29,840,729
Weyerhaeuser Co., 4.75%, 05/15/2026	28,250,000	27,997,190
Woodside Finance Ltd., 3.65%, 03/05/2025 (Callable 12/05/2024) (a)	39,550,000	38,801,356
		2,238,397,082
Utilities - 2.2%
Algonquin Power & Utilities Corp., 1.18%, 06/15/2026 (c)	30,000,000	29,848,417
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,271,671
Enel Finance International NV
4.25%, 06/15/2025 (a)	25,000,000	24,609,704
6.80%, 10/14/2025 (a)	10,000,000	10,202,156
Eversource Energy, 5.00%, 01/01/2027	12,000,000	11,972,434
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	2,339,000	2,195,427
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025 (a)	5,173,000	5,040,623
5.15%, 03/30/2026 (a)	7,000,000	6,943,241
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (a)	21,525,000	20,091,607
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/2025	7,000,000	6,912,430
5.75%, 09/01/2025	25,000,000	25,100,426
Pennsylvania-American Water Co., 7.80%, 09/01/2026 (a)	8,000,000	8,270,705
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	16,855,000	16,460,881
Spire, Inc., 5.30%, 03/01/2026	20,000,000	19,983,213
Transelec SA, 4.25%, 01/14/2025 (Callable 10/14/2024) (a)	5,000,000	4,936,657
		212,839,592
TOTAL CORPORATE BONDS (Cost $4,888,415,089)		4,858,208,399

U.S. TREASURY OBLIGATIONS - 31.7%	Par	Value
United States Treasury Note/Bond
4.00%, 02/15/2026	1,635,050,000	1,615,058,962
4.63%, 03/15/2026	117,750,000	117,676,406
4.50%, 07/15/2026	89,250,000	89,141,924
4.38%, 08/15/2026	314,075,000	312,958,561
1.13%, 10/31/2026	134,450,000	123,525,938
4.63%, 11/15/2026	116,450,000	116,863,944
4.00%, 01/15/2027	80,000,000	79,078,125
4.13%, 02/15/2027	624,600,000	619,573,918
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,077,080,617)		3,073,877,778

ASSET-BACKED SECURITIES - 6.1%	Par	Value
Bank of America Auto Trust, Series 2023-1A, Class A3, 5.53%, 02/15/2028 (Callable 11/15/2026) (a)	47,800,000	48,033,306
Chase Auto Owner Trust, Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 03/25/2028) (a)	24,285,000	24,586,015
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83%, 02/15/2028 (Callable 05/15/2027) (a)	27,275,000	27,525,889
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	28,000,000	28,371,076
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/2033 (Callable 10/15/2025) (a)	16,881,000	15,815,125
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	16,594,000	15,602,862
Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	45,365,000	45,152,606
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	45,897,000	46,132,396
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	750,000	752,125
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/2026 (Callable 04/20/2024) (a)	1,080,000	1,043,229
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 02/16/2028 (Callable 01/16/2027)	19,000,000	18,844,567
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026) (a)	20,000,000	20,165,642
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028 (Callable 10/15/2027)	29,000,000	29,195,127
IPFS Corp., Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	21,000,000	21,228,749
JPMorgan Chase Bank NA
Series 2021-1, Class B, 0.88%, 09/25/2028 (Callable 05/25/2025) (a)	2,529,292	2,502,559
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 10/25/2025) (a)	3,382,067	3,322,062
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 06/25/2025) (a)	8,985,850	8,722,245
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, 02/01/2029	18,877,980	18,496,458
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029 (a)	6,575,000	6,633,678
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 01/15/2030) (a)	3,548,030	3,406,020
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 11/15/2026) (a)	1,828,811	1,731,605
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 02/15/2027) (a)	7,825,853	7,325,263
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 06/15/2028) (a)	8,375,131	7,346,343
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2029) (a)	22,251,205	19,470,485
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	6,743,057	6,097,980
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029) (a)	9,301,120	8,464,646
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 01/20/2032) (a)	9,366,567	8,555,726
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	34,000,000	33,498,857
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 12/15/2025) (a)	3,476,558	3,457,145
Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 10/15/2027) (a)	3,250,000	3,249,615
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.47%, 10/20/2028 (Callable 06/20/2027) (a)	27,100,000	27,225,874
Towd Point Mortgage Trust
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2024) (a)(d)	6,856,114	6,533,113
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2024) (a)(d)	10,661,884	10,167,150
Verizon Master Trust, Series 2023-1, Class A, 4.49%, 01/22/2029 (Callable 01/20/2026)	23,150,000	22,880,851
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	43,536,108
TOTAL ASSET-BACKED SECURITIES (Cost $600,992,794)		595,072,497

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.9%	Par	Value
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,618,648
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AAB, 3.34%, 07/10/2047 (Callable 07/10/2024)	260,820	260,228
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2025)	41,915,000	40,643,856
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	823,688	803,722
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	9,857,000	9,261,508
Commercial Mortgage Pass Through Certificates
Series 2014-LC17, Class A5, 3.92%, 10/10/2047 (Callable 12/10/2024)	8,600,000	8,511,923
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	12,400,000	12,100,183
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	5,170,000	5,030,716
Series 2015-LC21, Class A4, 3.71%, 07/10/2048 (Callable 01/10/2026)	30,235,955	29,469,090
Series 2015-PC1, Class A5, 3.90%, 07/10/2050 (Callable 06/10/2025)	23,090,000	22,621,492
Computershare Corporate Trust
Series 2014-LC16, Class A5, 3.82%, 08/15/2050 (Callable 06/15/2024)	16,546,965	16,438,273
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	24,395,000	23,632,107
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	796,967	783,919
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	16,723,632	16,308,264
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	37,619,067	36,524,345
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	4,253,000	4,131,775
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 06/10/2024)	16,470,023	16,430,538
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	2,049,833	1,982,385
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,758,366
JP Morgan Chase Commercial Mortgage Securities
Series 2014-C20, Class A5, 3.80%, 07/15/2047 (Callable 06/15/2024)	3,302,322	3,292,800
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,065,000	1,940,711
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/2047 (Callable 10/15/2024)	23,316,000	23,072,299
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 10/15/2024)	10,800,000	10,614,184
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	9,543,000	9,367,041
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	28,374,055	27,406,559
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	15,000,000	14,604,947
Series 2015-C31, Class ASB, 3.54%, 08/15/2048 (Callable 08/15/2025)	2,572,488	2,530,069
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	17,494,940	16,933,106
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	1,334,742	1,310,878
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	23,313,790	22,445,342
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,489,185
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A4, 3.92%, 10/15/2047 (Callable 07/15/2026)	17,470,000	17,254,128
Series 2015-C21, Class A4, 3.34%, 03/15/2048 (Callable 03/15/2031)	10,702,782	10,413,747
Series 2015-C27, Class ASB, 3.56%, 12/15/2047 (Callable 11/15/2025)	1,241,584	1,224,398
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	23,200,000	22,263,418
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	1,391,975	1,356,336
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,607,403
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	10,284,000	9,813,755
WF-RBS Commercial Mortgage Trust
Series 2014-C23, Class ASB, 3.64%, 10/15/2057 (Callable 09/15/2025)	67,947	67,618
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 09/15/2025)	17,125,000	16,840,021
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $475,521,274)		476,159,283

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.3%	Par	Value
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2024) (a)(e)	3,892,204	3,645,519
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2024) (a)(e)	5,183,203	4,805,920
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2024) (a)	3,410,336	3,149,327
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025) (a)(c)	10,510,236	9,741,751
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)	28,166,553	27,789,730
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.31%, 02/25/2058 (Callable 05/25/2056) (a)(e)	3,883,718	3,749,569
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2024) (a)(e)	16,535,780	13,708,920
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 04/25/2024)	25,464	25,002
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2024)	393,294	196,273
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 10/25/2040) (a)(e)	13,520,140	13,005,987
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (a)	28,706,551	27,050,137
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	71,673,485	67,086,848
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	6,537,206	6,364,689
GCAT, Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 07/25/2028) (a)(e)	26,874,607	24,367,940
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 10/17/2024) (a)	44,157,258	40,084,855
JP Morgan Mortgage Trust, Series 2005-A4, Class 1A1, 5.53%, 07/25/2035 (Callable 04/25/2024) (e)	17,846	17,737
MASTR Alternative Loans Trust
Series 2003-5, Class 7A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	29,767	8,702
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2024)	1,075,601	1,041,724
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025) (a)(e)	20,803,295	19,908,782
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 01/25/2041) (a)(e)	204,473	201,246
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2039) (a)(e)	30,350,966	28,491,678
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(c)	9,519,821	9,714,977
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2032) (c)	1,914,212	480,131
Rithm Capital Corp., Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 05/25/2047) (a)(e)	43,806,067	40,780,377
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 4.88%, 02/25/2034 (Callable 04/25/2024) (c)	5,928	5,741
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.12%, 10/25/2043 (Callable 04/25/2024) (e)	1,336,425	1,269,139
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056 (Callable 06/25/2029) (a)(e)	250,934	249,879
Series 2017-1, Class A1, 2.75%, 10/25/2056 (Callable 08/25/2033) (a)(e)	95,609	95,204
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 11/25/2026) (a)(e)	3,782,819	3,714,053
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 09/25/2031) (a)(e)	9,194,791	8,801,566
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 04/25/2029) (a)(e)	21,976,345	21,177,316
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 01/25/2031) (a)(e)	3,005,578	2,891,291
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2029) (a)(e)	2,058,718	2,010,957
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 10/25/2029) (a)(e)	3,430,808	3,196,637
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2031) (a)	28,294,222	24,841,421
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 4.65%, 06/25/2034 (Callable 04/25/2024) (e)	1,190,068	1,074,990
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $435,148,129)		414,746,015

MUNICIPAL BONDS - 1.6%	Par	Value
Alaska Industrial Development & Export Authority, 0.00%, 03/01/2025 (f)	1,555,000	1,469,024
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 08/15/2024) (e)	32,010,000	30,487,956
Bloomington Redevelopment District, 2.40%, 08/01/2024	95,000	94,047
City of Brockton MA, 5.41%, 08/01/2027	35,040,000	35,406,241
City of Stockton CA, 5.37%, 09/01/2026	9,780,000	9,813,876
County of Broward FL, 6.00%, 09/01/2028	17,495,000	18,026,050
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	855,000	842,468
Massachusetts Educational Financing Authority
1.07%, 07/01/2024	1,725,000	1,706,873
1.34%, 07/01/2025	5,000,000	4,765,263
2.00%, 07/01/2037 (Callable 07/01/2031) (g)	870,000	755,189
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/10/2024)	185,000	184,089
New Jersey Economic Development Authority, 6.31%, 07/01/2026	4,765,000	4,787,892
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025) (c)	28,000,000	26,286,075
Philadelphia Authority for Industrial Development, 3.96%, 04/15/2026	1,075,000	1,061,100
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	3,845,000	3,689,760
Virginia Small Business Financing Authority, 6.50%, 07/01/2050 (Callable 05/02/2024) (a)(e)	10,000,000	9,978,626
Westvaco Corp., 7.67%, 01/15/2027 (a)	3,900,000	4,046,085
TOTAL MUNICIPAL BONDS (Cost $160,708,961)		153,400,614

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Korea Electric Power Corp., 5.38%, 04/06/2026 (a)	15,000,000	15,046,032
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $14,975,850)		15,046,032

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class U, 5.25%(h)	364,205,095	364,205,095

TOTAL SHORT-TERM INVESTMENTS (Cost $364,205,095)		364,205,095

TOTAL INVESTMENTS - 102.6% (Cost $10,017,047,809)		$9,950,715,713
Liabilities in Excess of Other Assets - (2.6)%		(256,851,178)
TOTAL NET ASSETS - 100.0%		$9,693,864,535

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $3,039,073,982 or 31.4% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(f)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $755,189 or 0.0% of net assets.
(h)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	4,858,208,399	–	4,858,208,399
U.S. Treasury Obligations	–	3,073,877,778	–	3,073,877,778
Asset-Backed Securities	–	595,072,497	–	595,072,497
Commercial Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	476,159,283	–	476,159,283
Residential Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	414,746,015	–	414,746,015
Municipal Bonds	–	153,400,614	–	153,400,614
Other Government Related Securities	–	15,046,032	–	15,046,032
Money Market Funds	364,205,095	–	–	364,205,095
Total Assets	364,205,095	9,586,510,618	–	9,950,715,713

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.